                                                                   [ZURICH LOGO]





                            98 ZURICH MONEY FUNDS






       SEMI ANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED JANUARY 31, 1998

TABLE OF CONTENTS


SUBJECT                                                         PAGE

 FUND OBJECTIVES                                                  1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  5
------------------------------------------------------------------------
 PERFORMANCE UPDATE                                               6
------------------------------------------------------------------------
 TERMS TO KNOW                                                    9
------------------------------------------------------------------------
 SPECIAL SHAREHOLDERS' MEETING                                   10
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                           11
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        12
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            28
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            34
------------------------------------------------------------------------

fund objectives

Zurich Money Funds is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high quality short-term money market instruments consistent with its specific objective as outlined below. Each Fund seeks to maintain a net asset value of $1.00 per share, however there is no assurance that a $1.00 value will be maintained. An investment in money market funds is neither insured nor guaranteed by the U.S. Government.

 ZURICH MONEY MARKET FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

 ZURICH GOVERNMENT MONEY FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 ZURICH TAX-FREE MONEY FUND

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

                                                                           --

PERFORMANCE SUMMARY
 ZURICH MONEY MARKET FUND

YIELD COMPARISON
Zurich Money Market Fund is compared to its IBC Financial Data category -- The First Tier Money Market Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

             [FUND YIELD VS. FIRST TIER MONEY MARKET FUNDS GRAPH]

                         Weekly 7-Day Average Yield

                                         FIRST TIER
                        FUND YIELD   MONEY MARKET FUNDS
8/5/97                     5.27             4.95
8/26/97                    5.24             4.93
9/30/97                    5.25             4.95
10/28/97                   5.2              4.93
11/25/97                   5.28             4.96
12/30/97                   5.47             5.07
1/27/98                    5.34             4.99

LIPPER RANKING

Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/98. Rankings are historical and do not reflect future performance. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category.

                             [LIPPER RANKING GRAPH]

Top 7%                  #21 of 303 funds       1 year
Top 12%                 #22 of 184 funds       5 years
Top 6%                  #7 of 110 funds        10 years
Top fund                #1 of 29 funds         29 years


10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 fiscal years with all dividends reinvested.
The returns shown are historical and do not represent future performance.


                         [10-YEAR PERFORMANCE GRAPH]


               Performance of a $10,000 Hypothetical Investment

2/1/88          10,000
1/31/89         10,768
1/31/90         11,755
1/31/91         12,714
1/31/92         13,443
1/31/93         13,900
1/31/94         14,297
1/31/95         14,899
1/31/96         15,743
1/31/97         16,563
1/31/98         17,456



--
2

ZURICH GOVERNMENT MONEY FUND

YIELD COMPARISON
Zurich Government Money Fund is compared to its IBC Financial Data category -- The Government Money Market Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial
Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.


             [FUND YIELD VS. GOVERNMENT MONEY MARKET FUNDS GRAPH]

                         Weekly 7-Day Average Yield

                                         GOVERNMENT
                        FUND YIELD   MONEY MARKET FUNDS
8/5/97                     5.27             4.9
8/26/97                    5.24             4.86
9/30/97                    5.16             4.89
10/28/97                   5.18             4.89
11/25/97                   5.27             4.9
12/30/97                   5.4              4.97
1/27/98                    5.12             4.91

LIPPER RANKING
Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/98. Rankings are historical and do not reflect future performance. The Lipper category used for comparison is the Lipper Government Money Market Fund category.

                            [LIPPER RANKING GRAPH]


Top 4%                  #5 of 118 funds       1 year
Top 6%                  #5 of 82 funds        5 years
Top 4%                  #2 of 45 funds        10 years

10-YEAR PERFORMANCE

This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.


                         [10-YEAR PERFORMANCE GRAPH]

               Performance of a $10,000 Hypothetical Investment

2/1/88          10,000
1/31/89         10,760
1/31/90         11,740
1/31/91         12,681
1/31/92         13,392
1/31/93         13,855
1/31/94         14,258
1/31/95         14,856
1/31/96         15,701
1/31/97         16,516
1/31/98         17,401

                                                                             --
                                                                              3

4

 ZURICH TAX-FREE MONEY FUND

YIELD COMPARISON
Zurich Tax-Free Money Fund is compared to its IBC Financial Data category -- The Tax-Free Money Market Fund Average which consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

                  FUND YIELD VS. TAX-FREE MONEY MARKET FUNDS
                                 [LINE GRAPH]

                                                    WEEKLY 7-DAY AVERAGE YIELD

                             08/05/97   08/26/97   09/30/97   10/28/97   11/25/97   12/30/97   01/27/98
Fund Yield                     3.45       3.29       3.55       3.43       3.60       3.67       3.37
Tax-Free Money Market Funds    3.04       2.86       3.29       3.09       3.24       3.34       2.92


LIPPER RANKING
Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/98. Rankings are historical and do not reflect future performance. The Lipper category used for comparison is the Lipper Tax-Free Money Fund category.

                                LIPPER RANKING


1 YEAR                   5 YEARS               10 YEARS
TOP 4%                   TOP 8%                 TOP 8%

#5 of 134               #8 of 98 funds          #5 of 65 funds


10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Free Money Fund over the past 10 fiscal year periods, with all dividends reinvested. The returns shown are historical and do not represent future performance.

                              10-YEAR PERFORMANCE
                                 [LINE GRAPH]
               PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT

2/1/88    1/31/89    1/31/90    1/31/91    1/31/92    1/31/93    1/31/94    1/31/95    1/31/96    1/31/97    1/31/98
10,000    10,524     11,185     11,826     12,335     12,674     12,958     13,323     13,820      14,279     14,775

variables affecting
performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

 MONETARY POLICY

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

 INTEREST RATES

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

 AVERAGE LENGTH OF MATURITY

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

                                                                           --
performance update

 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI


                             Although the U.S. economy rolled along at a very
                             healthy pace during the report period (8/1/97 to
                             1/31/98), the crisis in Asia caused considerable
  [PHOTO FRANK RACHWALSKI]   turmoil for American investors. The Federal Reserve
                             Board went into a holding pattern and most investors wondered what to expect next. Portfolio manager Frank Rachwalski discusses the market and Zurich Money Funds' performance during that time.

                             ---------------------------------------------------
FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS AND PORTFOLIO MANAGER OF ZURICH MONEY FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

Q FRANK, DURING THE FIRST SIX MONTHS OF OUR FISCAL YEAR, THE DOMESTIC ECONOMY SEEMED QUITE STRONG. HOW DID THE UNEXPECTED TURN OF EVENTS IN ASIA IMPACT OUR ECONOMY?
       -------------------------------------------------------------------------

A You're right about the domestic economy. During the last 6 months it had shown exceedingly good strength and momentum. In fact, we had excellent GDP (Gross Domestic Product) numbers with 4th quarter, 1997, exceeding everybody's growth expectations. There was also a high level of job creation with a low level of unemployment which signaled the possibility of wage and inflation increases. In other words, if we just looked at the domestic economy, the Federal Reserve Board ("the Fed") would have increased rates. However, in October when the currencies in Thailand, Malaysia and Indonesia came under speculative attack, followed by the stock market "crash" in those countries, we started to see a slowdown in U.S. exports while U.S. imports started selling at much lower prices. In all, this caused a slight drag on the U.S. economy and the Fed was on hold to see what developments emerged before changing monetary policy.
--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

  --
   6

Q WE SAW A LOT OF VOLATILITY IN THE U.S. STOCK MARKET SINCE THE ASIAN CRISIS FIRST SURFACED. HOW WERE THE ZURICH MONEY FUNDS AFFECTED?

        ------------------------------------------------------------------------

A Zurich Money Funds' yields remained quite stable during this period as the Funds continued to perform extremely well. Any exposure we might have had to the Asian crisis would have been through holdings in banks that had outstanding loans in the affected countries. However, our portfolios had absolutely no investments in institutions that were seriously affected nor did we have any direct holdings in these countries.

Q       WHAT HAD YOUR STRATEGY BEEN FOR MANAGING THE FUNDS DURING THIS 6-MONTH
        PERIOD?

        ------------------------------------------------------------------------

A We'd been keeping the average maturity of our investments on the shorter side. When the Asian crisis hit, central banks in southeast Asia liquidated their U.S. Treasury holdings in order to generate more currency reserves. At the same time, many investors were flocking to U.S. Treasuries since it is the safest investment you can have. This simultaneous movement to sell and buy U.S. Treasuries provided an offset to the impact either movement alone would have had on short-term interest rates. We also saw the yield curve flatten, which meant that longer-maturity interest rates fell relative to short-term interest rates. So, there was no incentive for us to extend the Funds' maturities at that time.

Q       WHAT DO YOU ANTICIPATE HAPPENING WITH INTEREST RATES DURING THE NEXT 6
        MONTHS?

        ------------------------------------------------------------------------

A Although the Asian situation is still developing, it looks like it isn't going to be as bad as we initially thought. Also, we see no reason why the U.S. economy will not continue on a path of very decent growth.

                                                                       Continued

                                                                           --

Consumer expectations are high, job creation is strong and housing numbers are favorable. The big issue is, will there be any drag on the economy coming from Asia. And, right now it's being counter-balanced by other countries' stronger growth.

Q BASED ON THIS OUTLOOK, HOW WILL YOU MANAGE ZURICH MONEY FUNDS FOR THE NEXT SIX MONTHS?

        ------------------------------------------------------------------------

A Well, I still don't think there is an incentive to extend maturity at this point. As I mentioned, the Fed isn't positioned to increase rates and the yield curve has flattened so there is no reward for longer maturities. We will continue to closely monitor economic developments, especially as affected by the Asian situation. We intend to stay in a somewhat neutral maturity range which will allow us to take advantage of yield differences that occur because of fluctuations in the market. And, as always, we will continue to look for value.

  --
   8

TERMS TO KNOW

YIELD Yield is the amount of net investment income (income minus expenses including management fees) your investment has produced over a specific period, expressed as a percentage of your investment. Capital gains and losses, which are infrequent in a money market fund, are not included.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

YIELD CURVE            Yields tend to vary directly with a security's length of
                       time to maturity. The longer the maturity, the higher the risk that interest rates could change, which is why investors are typically rewarded with a higher yield. For example, the yield on a 1-month Treasury bill is typically lower than the yield on a 1-year Treasury note.
                       When the relationship between yield and maturity is plotted on a graph it is called the YIELD CURVE. If yields for long-term investments drop, the YIELD CURVE will "flatten" since there will be less of a difference in yield between shorter-term and longer-term investments. When this happens, it also means longer-term securities are relatively less attractive. When long-term yields increase and the curve steepens, longer-term securities become relatively more desirable.


                          [SAMPLE YIELD CURVE* GRAPH]

                          1 Mo.                5
                          3 Mo.                5.5
                          6 Mo.                5.85
                          1 Yr.                6.05
                          5 Mo.                6.17
                          10 Mo.               6.23
                          30 Mo.               6.25

* The yield curve shown is hypothetical and does not represent the past or future performance of any security held by the Zurich Money Funds.


--
 9
special shareholders'
meeting
A special shareholders' meeting was held on December 3, 1997 and adjourned as necessary. Zurich Money Funds shareholders were asked to vote on five separate issues: election of the nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of a new investment management agreement, approval of changes in the Fund's fundamental investment policies and approval of an amendment to the Fund's Agreement and Declaration of Trust. The following are the results for each issue:

1) ELECTION OF TRUSTEES

                                                    FOR               WITHHELD
                                               -------------         -----------
   DAVID W. BELIN                              2,900,450,890          98,924,506
   LEWIS A. BURNHAM                            2,907,619,622          91,755,775
   DONALD L. DUNAWAY                           2,906,526,036          92,846,360
   ROBERT B. HOFFMAN                           2,908,284,683          91,090,713
   DONALD R. JONES                             2,905,582,054          93,793,342
   SHIRLEY D. PETERSON                         2,899,187,419         100,187,977
   DANIEL PIERCE                               2,899,232,088         100,143,308
   WILLIAM P. SOMMERS                          2,907,770,614          91,604,782
   EDMOND D. VILLANI                           2,898,500,982         100,874,414

2) RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE FUND

       FOR             AGAINST          ABSTAIN
  -------------       ----------       ----------
  2,880,124,795       54,846,165       64,404,436

3) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT WITH SCUDDER KEMPER INVESTMENTS, INC.

                                         FOR             AGAINST          ABSTAIN
                                    -------------       ----------       ----------
   MONEY MARKET FUND                2,087,746,039       88,885,449       82,379,756
   GOVERNMENT MONEY FUND              322,546,370       13,810,553       11,965,782
   TAX-FREE MONEY FUND                371,055,198       18,501,115       18,188,458

4) APPROVAL OF CHANGES IN THE FUND'S FUNDAMENTAL INVESTMENT POLICIES TO PERMIT A MASTER/FEEDER FUND STRUCTURE.

                                                                             BROKER
                                  FOR           AGAINST        ABSTAIN      NON-VOTES
                             -------------    -----------    -----------    ---------
   MONEY MARKET FUND         2,253,952,279    174,737,426    146,001,572    5,041,556
   GOVERNMENT MONEY FUND       349,597,122     30,934,208     27,110,027      316,351
   TAX-FREE MONEY FUND         418,080,971     35,105,311     28,994,695    2,548,401

5) APPROVAL OF AN AMENDMENT TO THE FUND'S AGREEMENT AND DECLARATION OF TRUST

                                                                             BROKER
                                  FOR           AGAINST        ABSTAIN      NON-VOTES
                             -------------    -----------    -----------    ---------
   MONEY MARKET FUND         2,271,587,361    153,276,709    150,709,147    4,159,615
   GOVERNMENT MONEY FUND       355,497,742     23,296,272     28,896,930      266,763
   TAX-FREE MONEY FUND         419,229,894     31,254,005     31,715,134    2,530,346

  --
  10
portfolio composition


                  ------------------------------------------------------------
                   ZURICH MONEY MARKET FUND                    On 1/31/98*
                  ------------------------------------------------------------
                              Commercial paper                        62%
                              ------------------------------------------------
                              Bank obligations                        16
                              ------------------------------------------------
  [PIE CHART]                 Repurchase agreements                   20
                              ------------------------------------------------
                              U.S. Government agency notes             2
                              ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY
                              Zurich Money Market Fund           30 days
                              ------------------------------------------------
                              First Tier Money Fund Average+     58 days
                  ------------------------------------------------------------
                  ZURICH GOVERNMENT MONEY FUND                  On 1/31/98*
                  ------------------------------------------------------------
                              Federal agencies                        50%
                              ------------------------------------------------
                              Repurchase agreements                   50
  [PIE CHART]                 ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY
                              Zurich Government Money Fund       24 days
                              ------------------------------------------------
                              Government Money Fund Average+     47 days

                  ------------------------------------------------------------
                  ZURICH TAX-FREE MONEY FUND                   On 1/31/98*
                  ------------------------------------------------------------
                              Tax-exempt commercial paper             57%
                              ------------------------------------------------
                              Variable rate demand notes              40
                              ------------------------------------------------
  [PIE CHART]                 Tender securities                        2
                              ------------------------------------------------
                              General market obligations               1
                              ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY
                              Zurich Tax-Free Money Fund         22 days
                              ------------------------------------------------
                              Tax-Free Money Fund Average+       44 days

* Portfolio composition and holdings are subject to change.

+ The Funds are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.

                                                                           --

Zurich Money Market Fund
portfolio of investments

January 31, 1998 (value in thousands) (unaudited)

CORPORATE OBLIGATIONS
      BANKING -- 2.8%            RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 Nordbanken N.A., Inc.       5.83%          3/16/98             $    49,665
 --------------------------------------------------------------------------
 Sumitomo Bank Capital
 Markets, Inc.               5.90% - 7.13%  2/3/98 - 3/9/98          74,813
 --------------------------------------------------------------------------
                                                                    124,478
 BUSINESS LOANS -- 19.8%
 Ace Overseas Corp.          5.85%          3/6/98                   19,897
 --------------------------------------------------------------------------
 Asset Securitization
 Cooperative Corp.           5.86%          2/26/98                  24,904
 --------------------------------------------------------------------------
 Banner Receivables Corp.    5.69%          4/17/98                  49,423
 --------------------------------------------------------------------------
 (a)Beta Finance, Inc.       5.70%          2/2/98                   25,000
 --------------------------------------------------------------------------
 Broadway Capital Corp.      5.68% - 5.69%  4/22/98 - 5/7/98         54,231
 --------------------------------------------------------------------------
 CXC, Inc.                   5.86%          2/25/98                  24,908
 --------------------------------------------------------------------------
 Centric Capital Corp.       5.59%          3/5/98                   24,881
 --------------------------------------------------------------------------
 Corporate Receivables
 Corp.                       5.83%          2/26/98                  49,808
 --------------------------------------------------------------------------
 Enterprise Capital
 Funding Corp.               5.53%          3/2/98                   49,786
 --------------------------------------------------------------------------
 Gotham Capital Corp.        5.73%          4/24/98                  59,237
 --------------------------------------------------------------------------
 International
 Securitization Corp.        5.83%          3/18/98                  24,824
 --------------------------------------------------------------------------
 Jet Funding Corp.           5.89% - 6.09%  4/20/98 - 4/30/98        64,110
 --------------------------------------------------------------------------
 Kitty Hawk Funding Corp.    5.83%          3/17/98                  24,828
 --------------------------------------------------------------------------
 Madison Funding Corp.       5.63%          3/10/98                  24,861
 --------------------------------------------------------------------------
 Ranger Funding Corp.        5.84%          2/6/98                   24,984
 --------------------------------------------------------------------------
 Sheffield Receivables
 Corp.                       5.86%          2/18/98                  49,871
 --------------------------------------------------------------------------
 Sigma Finance, Inc.         5.81%          2/20/98                  34,900
 --------------------------------------------------------------------------
 Strategic Asset Funding
 Corp.                       5.79%          2/2/98                   40,000
 --------------------------------------------------------------------------
 Thunder Bay Funding, Inc.   5.55% - 5.96%  2/13/98 - 2/19/98        59,860
 --------------------------------------------------------------------------

  --
  12

                                 RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 Windmill Funding Corp.      5.84% - 5.87%  2/13/98 - 3/26/98   $    74,540
 --------------------------------------------------------------------------
 Working Capital Management
 Co., L.P.                   6.10% - 6.28%  2/25/98 - 4/17/98        64,449
 --------------------------------------------------------------------------
                                                                    869,302
 CAPITAL AND EQUIPMENT LENDING -- 7.0%
 (a)American Honda Finance
 Corp.                       5.61% - 5.83%  2/2/98 - 4/23/98         45,001
 --------------------------------------------------------------------------
 (a)Caterpillar Financial
 Services Corp.              5.56%          5/18/98                  25,000
 --------------------------------------------------------------------------
 Chrysler Financial Corp.    5.83%          3/2/98                   49,776
 --------------------------------------------------------------------------
 (a)Ford Motor Credit Co.    5.70%          2/2/98                   59,992
 --------------------------------------------------------------------------
 Golden Manager's
 Acceptance Corp.            5.53%          3/4/98                   24,885
 --------------------------------------------------------------------------
 (a)IBM Credit Corp.         5.70%          2/2/98                   54,985
 --------------------------------------------------------------------------
 (a)John Deere Capital
 Corp.                       5.92%          3/16/98                  15,011
 --------------------------------------------------------------------------
 (a)Sanwa Business Credit
 Corp.                       5.63%          2/17/98                  29,999
 --------------------------------------------------------------------------
                                                                    304,649
 CAPTIVE BUSINESS LENDING -- 5.0%
 British Gas Capital, Inc.   5.82% - 5.83%  2/4/98 - 3/18/98         49,816
 --------------------------------------------------------------------------
 CSW Credit, Inc.            5.82%          2/18/98                  19,949
 --------------------------------------------------------------------------
 (a)FINOVA Capital Corp.     5.65%          2/13/98                  66,500
 --------------------------------------------------------------------------
 Oakland-Alameda County
 Coliseum, California        5.87%          2/19/98                  10,000
 --------------------------------------------------------------------------
 (a)Prudential Funding
 Corp.                       5.74%          2/10/98                  10,001
 --------------------------------------------------------------------------
 Sony Capital Corp.          5.82% - 5.86%  2/20/98 - 2/27/98        64,776
 --------------------------------------------------------------------------
                                                                    221,042
 CONSUMER LENDING -- 6.0%
 Barton Capital Corp.        5.83%          2/27/98                  24,900
 --------------------------------------------------------------------------
 (a)Beneficial Corp.         5.58%          2/17/98                  30,000
 --------------------------------------------------------------------------

                                                                           --

(value in thousands)

                                 RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 Countrywide Home Loans      5.59% - 5.84%  2/6/98 - 2/12/98    $    34,954
 --------------------------------------------------------------------------
 (b)GMAC Mortgage
 Corporation of
 Pennsylvania                5.90%          2/2/98                   55,000
 --------------------------------------------------------------------------
 (a)Household Finance Corp.  5.63%          2/27/98                  45,000
 --------------------------------------------------------------------------
 Household International,
 Inc.                        5.58%          4/27/98                  24,679
 --------------------------------------------------------------------------
 Sears Roebuck Acceptance
 Corp.                       5.54%          3/10/98                  49,725
 --------------------------------------------------------------------------
                                                                    264,258
 CONSUMER PRODUCTS AND SERVICES -- 1.7%
 Coca-Cola Enterprises,
 Inc.                        5.55% - 5.83%  2/23/98 - 3/24/98        49,725
 --------------------------------------------------------------------------
 Tribune Co.                 5.55%          3/9/98                   24,866
 --------------------------------------------------------------------------
                                                                     74,591
 DIVERSIFIED FINANCE -- 6.0%
 APEX Funding Corp.          5.74%          4/30/98                  49,317
 --------------------------------------------------------------------------
 (a)CIT Group Holdings,
 Inc.                        5.58%          2/2/98                   39,982
 --------------------------------------------------------------------------
 Dynamic Funding Corp.       6.08%          2/4/98                   64,978
 --------------------------------------------------------------------------
 General Electric Capital
 Corp.                       5.81%          2/27/98                  24,902
 --------------------------------------------------------------------------
 Heller Financial, Inc.
                          (a)5.74%          2/20/98                  24,507
                             6.18%          2/27/98                   9,958
 --------------------------------------------------------------------------
 Old Line Funding Corp.      5.54% - 5.89%  2/2/98 - 2/20/98         24,971
 --------------------------------------------------------------------------
 Progress Funding Corp.      6.09%          2/17/98                  24,938
 --------------------------------------------------------------------------
                                                                    263,553
 FINANCIAL SERVICES -- 8.2%
 (a)Bear Stearns Cos., Inc.  5.59% - 5.70%  2/6/98 - 2/18/98         55,000
 --------------------------------------------------------------------------
 (a)CS First Boston, Inc.    5.67%          2/2/98                   40,000
 --------------------------------------------------------------------------
 (a)Goldman Sachs Group,
 L.P.                        5.53%          2/10/98                  55,000
 --------------------------------------------------------------------------
 (a,b)Lehman Brothers
 Holdings, Inc.              5.58%          2/18/98                  75,000
 --------------------------------------------------------------------------
 (a)Merrill Lynch & Co.,
 Inc.                        5.68%          2/4/98                   25,000
 --------------------------------------------------------------------------

  --
  14

                                 RATE            MATURITY          VALUE
 --------------------------------------------------------------------------
 (a)Morgan Stanley, Dean
 Witter, Discover & Co.      5.59% - 6.01%  2/18/98 - 3/10/98   $    50,024
 --------------------------------------------------------------------------
 Salomon, Inc.
                          (a)5.80%          2/4/98                   30,000
                             5.86%          2/13/98                  29,947
 --------------------------------------------------------------------------
                                                                    359,971
 MANUFACTURING/INDUSTRIAL -- 1.0%
 Cooper Industries, Inc.     5.62%          2/2/98                   45,000
 UTILITIES -- 4.5%
 Brazos River Authority,
 Texas                       5.85%          4/7/98                   50,000
 --------------------------------------------------------------------------
 GTE Corp.                   6.04% - 6.16%  2/24/98 - 3/23/98        74,612
 --------------------------------------------------------------------------
 MCI Communications Corp.    5.84%          2/17/98 - 2/18/98        59,852
 --------------------------------------------------------------------------
 New Hampshire Industrial
 Development Authority       5.87%          2/19/98                  10,000
 --------------------------------------------------------------------------
                                                                    194,464
 --------------------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS -- 62.0%
 (AVERAGE MATURITY: 31 DAYS)                                      2,721,308

                                                                           --

(value in thousands)
BANK OBLIGATIONS

CERTIFICATES OF DEPOSIT
AND BANK NOTES --
U.S. BANKS -- 14.6%         RATE           MATURITY                  VALUE
--------------------------------------------------------------------------
(a)Amex Centurian Bank      5.68%          2/5/98              $    25,000
--------------------------------------------------------------------------
(a)AmSouth Bank of Alabama  5.51%          2/23/98                  19,992
--------------------------------------------------------------------------
(a)Bank One                 5.61%          2/3/98                   54,981
--------------------------------------------------------------------------
(a)Bankers Trust Co.        5.69%          2/2/98                   26,498
--------------------------------------------------------------------------
(a)Comerica Bank            5.67% - 5.77%  2/2/98 - 3/23/98         64,989
--------------------------------------------------------------------------
(a)CoreStates Bank, N.A.    5.57% - 5.69%  2/4/98 - 2/20/98         70,000
--------------------------------------------------------------------------
(a)First National Bank of
Boston                      5.65%          2/2/98                   49,993
--------------------------------------------------------------------------
(a)First USA Bank           6.02%          3/18/98                  20,061
--------------------------------------------------------------------------
(a)Key Bank, N.A.           5.58%          2/2/98                   59,983
--------------------------------------------------------------------------
MBNA America Bank, N.A.     5.87%          2/23/98                  60,000
--------------------------------------------------------------------------
(a)Mellon Bank Corp.        5.68%          2/9/98                   54,992
--------------------------------------------------------------------------
Morgan Guaranty Trust Co.
of New York
                         (a)5.63%          2/2/98                   19,999
                            5.80%          3/23/98                  10,000
--------------------------------------------------------------------------
(a)Old Kent Bank            5.56% - 5.68%  2/2/98 - 4/13/98         49,991
--------------------------------------------------------------------------
(a)PNC Bank, N.A.           5.58%          2/2/98                   54,969
--------------------------------------------------------------------------
                                                                   641,448
CERTIFICATES OF DEPOSIT --
CANADIAN BANKS -- .6%
Toronto Dominion Bank       5.56%          4/9/98                   25,000
--------------------------------------------------------------------------
TOTAL BANK OBLIGATIONS -- 15.2%
(AVERAGE MATURITY: 15 DAYS)                                        666,448

  --
  16

 (c) REPURCHASE AGREEMENTS   RATE           MATURITY                  VALUE
 --------------------------------------------------------------------------
 (DATED 2/98 - 4/98, COLLATERALIZED BY FEDERAL HOME LOAN
 MORTGAGE
 CORPORATION AND FEDERAL NATIONAL MORTGAGE ASSOCIATION
 SECURITIES)
 CS First Boston, Inc.
 (held at The Chase
 Manhattan Bank)             5.50% - 5.51%  3/11/98 - 3/19/98       200,000
 --------------------------------------------------------------------------
 Chase Securities, Inc.
 (held at The Chase
 Manhattan Bank)             5.55% - 5.75%  2/11/98 - 4/8/98        410,000
 --------------------------------------------------------------------------
 Goldman, Sachs & Co.
 (held at The Bank of New
 York)                       5.51%          3/26/98                  25,000
 --------------------------------------------------------------------------
 Salomon Brothers, Inc.
 (held at The Bank of New
 York)                       5.57% - 5.80%  2/10/98 - 3/31/98       250,000
 --------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 20.2%
 (AVERAGE MATURITY: 42 DAYS)                                        885,000
 U.S. GOVERNMENT AGENCY NOTES
 (a)Federal National
    Mortgage Association     5.23%          2/3/98                   54,744
 --------------------------------------------------------------------------
 (a) Student Loan Marketing
     Association             5.44%          2/3/98                   43,907
 --------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY NOTES -- 2.2%
 (AVERAGE MATURITY: 4 DAYS)                                          98,651
 --------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.6%
 (AVERAGE MATURITY: 30 DAYS)                                      4,371,407
 --------------------------------------------------------------------------
                                                                     17,602
 CASH AND OTHER ASSETS, LESS LIABILITIES -- .4%
 --------------------------------------------------------------------------
 NET ASSETS -- 100%                                             $ 4,389,009

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

                                                                           --

Zurich Government Money Fund
portfolio of investments

January 31, 1998 (value in thousands) (unaudited)


      SHORT-TERM NOTES            RATE            MATURITY         VALUE
 -------------------------------------------------------------------------
 (ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR
 INSTRUMENTALITIES)
 (a)Agency for
 International Development
 Government of Israel        5.59%           2/3/98              $   5,664
 -------------------------------------------------------------------------
 (a)Export-Import Bank of
 the United States
   Cathay Pacific Airways
   Limited                   5.69%           2/14/98                 3,421
   KA Leasing, Ltd.          5.69%           2/15/98                13,699
   Kuwait Investment
   Authority                 5.58%           2/15/98                15,226
   VARIG Brazilian Airlines  5.69%           4/16/98                 3,810
 -------------------------------------------------------------------------
 (a)Federal Farm Credit
 Banks                       5.61%           2/2/98                 17,999
 -------------------------------------------------------------------------
 (a)Federal Home Loan Bank   5.70%           2/2/98                 14,100
 -------------------------------------------------------------------------
 (a)Federal Home Loan
 Mortgage Corp.              5.66% - 5.69%   2/13/98 - 3/17/98      13,928
 -------------------------------------------------------------------------
 Federal National Mortgage
 Association

                          (a)5.22% - 5.60%   2/2/98 - 2/3/98        60,301
                             5.68% - 5.71%   2/10/98 - 3/27/98      13,794
 -------------------------------------------------------------------------
 (a)Overseas Private
 Investment Corp.
   International Paper Co.   5.55%           4/15/98                 4,800
   Omolon                    5.71%           2/3/98                 24,667
 -------------------------------------------------------------------------
 (a)Student Loan Marketing
 Association                 5.43%           2/3/98                141,655
 -------------------------------------------------------------------------
 Tennessee Valley Authority  5.64%           3/26/98                 4,960
 -------------------------------------------------------------------------
 TOTAL SHORT-TERM NOTES -- 49.7%
 (AVERAGE MATURITY: 10 DAYS)                                       338,024

  --
  18

 (c) REPURCHASE AGREEMENTS        RATE            MATURITY         VALUE
 -------------------------------------------------------------------------
 (DATED 2/98 - 4/98, COLLATERALIZED BY FEDERAL HOME LOAN
 MORTGAGE CORPORATION, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES)
 Bear, Stearns & Co. Inc.    5.55% - 5.87%   2/11/97 - 3/4/98    $  95,000
 -------------------------------------------------------------------------
 Chase Securities, Inc.
 (held at The Chase
 Manhattan Bank)             5.55%           4/2/98                 15,000
 -------------------------------------------------------------------------
 Morgan Stanley, Dean
 Witter, Discover, & Co.
 Incorporated
 (held at The Bank of New
 York)                       5.58% - 5.74%   2/23/98 - 4/2/98       16,000
 -------------------------------------------------------------------------
 Nikko Securities Co. International, Inc.
 (held at The Bank of New
 York)                       5.53% - 5.74%   3/11/98 - 4/15/98      83,000
 -------------------------------------------------------------------------
 Nomura Securities International, Inc.
 (held at The Bank of
 New York)                   5.57% - 5.83%   2/4/98 - 4/6/98       100,000
 -------------------------------------------------------------------------
 Salomon Brothers Inc.
 (held at The Bank of New
 York)                       5.54% - 5.81%   2/2/98 - 3/4/98        29,000
 -------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 49.7%
 (AVERAGE MATURITY: 37 DAYS)                                       338,000

 -------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.4%
 (AVERAGE MATURITY: 24 DAYS)
                                                                   676,024
 -------------------------------------------------------------------------
 OTHER ASSETS, LESS LIABILITIES --.6%                                3,977
 -------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $ 680,001

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

                                                                           --

Zurich Tax-Free Money Fund
portfolio of investments

January 31, 1998 (value in thousands) (unaudited)

 (A) VARIABLE RATE DEMAND SECURITIES
 -------------------------------------------------------------------------
 ALABAMA                       RATE                                VALUE
 -------------------------------------------------------------------------
 Livingston,
 Industrial Development Board 4.00%                               $ 6,000
 -------------------------------------------------------------------------
 CALIFORNIA
 -------------------------------------------------------------------------
 Los Angeles,
 Harbor Improvement Corp.     3.70%                                11,500
 -------------------------------------------------------------------------
 DISTRICT OF COLUMBIA
 -------------------------------------------------------------------------
 General Obligation           3.55%                                 8,000
 -------------------------------------------------------------------------
 FLORIDA
 -------------------------------------------------------------------------
 Dade County,
   Aviation Facilities
      Revenue                 3.55%                                 7,000
   Capital Assets Acquisition
 Bond                         3.90%                                 3,595
 -------------------------------------------------------------------------
 Hillsborough County,
 Industrial Development
 Authority                    3.80%                                 4,600
 -------------------------------------------------------------------------
 GEORGIA
 -------------------------------------------------------------------------
 Cartersville,
 Industrial Development
 Revenue                      3.90%                                 3,600
 -------------------------------------------------------------------------
 Fulton County,
   Development Authority      3.65%                                 7,145
   Morehouse College          3.55%                                 6,695
 -------------------------------------------------------------------------
 ILLINOIS
 -------------------------------------------------------------------------
 Chicago,
 Industrial Development
 Revenue                      3.76%                                 4,000
 -------------------------------------------------------------------------
 Development Finance
 Authority                    3.72%                                27,865
 -------------------------------------------------------------------------
 Health Facilities Authority  3.55%                                 8,285
 -------------------------------------------------------------------------
 Hillside,
 Economic Development
 Authority                    3.70%                                 6,000
 -------------------------------------------------------------------------
 Mundelein,
 Industrial Development
 Revenue                      3.70%                                 6,500
 -------------------------------------------------------------------------
 Springfield,
 Industrial Development
 Revenue                      3.65%                                 6,500
 -------------------------------------------------------------------------
 Student Assistance
 Commission                   3.65%                                 6,500
 -------------------------------------------------------------------------
 Woodridge,
 Industrial Development
 Revenue                      3.76%                                 5,100

  --
  20

 -------------------------------------------------------------------------
 INDIANA                      RATE                                 VALUE
 -------------------------------------------------------------------------
 Health Facility
 Financing Authority          3.60%                               $ 5,000
 -------------------------------------------------------------------------
 Ossian,
 Economic Development Revenue 3.70%                                 4,000
 -------------------------------------------------------------------------
 KANSAS
 -------------------------------------------------------------------------
 Kansas City,
 Pollution Control Revenue    3.70%                                 4,350
 -------------------------------------------------------------------------
 KENTUCKY
 -------------------------------------------------------------------------
 Development Finance
 Authority                    3.65%                                 7,720
 -------------------------------------------------------------------------
 Lexington-Fayette,
 Urban County Government
 Industrial Building Revenue  4.05%                                 4,500
 -------------------------------------------------------------------------
 Mayfield,
 Multi-City Lease Revenue     3.60%                                 6,000
 -------------------------------------------------------------------------
 LOUISIANA
 -------------------------------------------------------------------------
 Caddo Parish,
 Industrial Development Board 3.65%                                 8,500
 -------------------------------------------------------------------------
 Public Facilities Authority,
 Hospital Equipment Financing
 Revenue                      3.90%                                 9,000
 -------------------------------------------------------------------------
 MINNESOTA
 -------------------------------------------------------------------------
 Minneapolis,
 Community Development Agency 3.95%                                  5,000
 -------------------------------------------------------------------------
 MISSOURI
 -------------------------------------------------------------------------
 Kirksville,
 Industrial Development
 Authority                    4.00%                                 6,900
 -------------------------------------------------------------------------
 NEVADA
 -------------------------------------------------------------------------
 Department of Commerce       3.75%                                  4,650
 -------------------------------------------------------------------------
 NEW HAMPSHIRE
 -------------------------------------------------------------------------
 Business Finance Authority   3.65%                                 8,000
 -------------------------------------------------------------------------
 NEW MEXICO
 -------------------------------------------------------------------------
 Belen,
 Industrial Development
 Revenue                      3.65%                                 5,000
 -------------------------------------------------------------------------
 Farmington,
 Pollution Control Revenue    3.55%                                 6,300

                                                                           --

(value in thousands) (unaudited)

 -------------------------------------------------------------------------
 NEW YORK               RATE                             VALUE
 -------------------------------------------------------------------------
 Energy Research and
 Development Authority        3.90%                               $ 4,000
 -------------------------------------------------------------------------
 NORTH CAROLINA
 -------------------------------------------------------------------------
 Medical Care Commission,
 Retirement Community Revenue 3.55%                                  5,000
 -------------------------------------------------------------------------
 PENNSYLVANIA
 -------------------------------------------------------------------------
 Berks County, Redevelopment
 Authority                    3.95%                                  8,000
 -------------------------------------------------------------------------
 Emmaus,
 General Authority Revenue    3.70%                                 20,200
 -------------------------------------------------------------------------
 Philadelphia,
 Industrial Development
 Authority                    3.90%                                 13,470
 -------------------------------------------------------------------------
 TENNESSEE
 -------------------------------------------------------------------------
 Maury County,
 Industrial Development Board 3.80%                                  2,500
                              TEXAS
 Bexar County,
 Housing Finance Corp.        4.13%                                  5,500
 -------------------------------------------------------------------------
 Brazos River Authority       4.00%                                  4,000
 -------------------------------------------------------------------------
 Trinity River Authority      3.70%                                  9,200
 -------------------------------------------------------------------------
 VIRGINIA
 -------------------------------------------------------------------------
 Loudoun County,
 Industrial Development
 Authority                    3.70%                                  6,425
 -------------------------------------------------------------------------
 WASHINGTON
 -------------------------------------------------------------------------
 Port Angeles, Industrial
 Development Corp.            4.00%                                10,400
 -------------------------------------------------------------------------
 Port of Vancouver            4.00%                                 8,850
 -------------------------------------------------------------------------
 WISCONSIN
 -------------------------------------------------------------------------
 Eau Claire,
 Solid Waste Disposal Revenue 3.65%                                  9,000
 -------------------------------------------------------------------------
 Lawrence,
 Industrial Development
 Revenue                      3.65%                                  3,900
 -------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES -- 40.3%
 (AVERAGE MATURITY: 7 DAYS)                                       324,250

  --
  22

 --------------------------------------------------------------------------
                                OTHER SECURITIES
 --------------------------------------------------------------------------
 ALASKA                       RATE          MATURITY            VALUE
 --------------------------------------------------------------------------
 Valdez,
 Marine Terminal Revenue      3.85%          2/13/98              $   5,000
 --------------------------------------------------------------------------
 ARIZONA
 --------------------------------------------------------------------------
 Salt River Project,
 Agricultural Improvement and
 Power District               3.75% - 3.80%  2/24/98 - 3/25/98       24,000
 --------------------------------------------------------------------------
 COLORADO
 --------------------------------------------------------------------------
 Platte River Power Authority 3.80%          2/11/98 - 2/19/98        7,000
 --------------------------------------------------------------------------
 FLORIDA
 --------------------------------------------------------------------------
 Jacksonville,
 Electric Authority           3.80%          2/12/98 - 3/18/98       19,000
 --------------------------------------------------------------------------
 Orange County                3.80%          2/19/98                  6,700
 --------------------------------------------------------------------------
 GEORGIA
 --------------------------------------------------------------------------
 Municipal Electric Authority 3.80% - 3.85%  2/13/98 - 3/10/98       20,650
 --------------------------------------------------------------------------
 Municipal Gas Authority      3.80%          3/11/98                  5,000
 --------------------------------------------------------------------------
 ILLINOIS
 --------------------------------------------------------------------------
 Development Finance
 Authority                    4.15%          2/2/98                   4,505
 --------------------------------------------------------------------------
 Educational Facilities
 Authority                    3.80%          3/18/98 - 3/19/98       12,210
 --------------------------------------------------------------------------
 INDIANA
 --------------------------------------------------------------------------
 Jasper County,
 Pollution Control Revenue    3.80% - 3.85%  2/11/98 - 3/24/98       32,450
 --------------------------------------------------------------------------
 Sullivan,
 Pollution Control Revenue    3.80%          2/12/98 - 3/19/98       14,545

                                                                           --

(value in thousands) (unaudited)

 KANSAS                       RATE            MATURITY            VALUE
 --------------------------------------------------------------------------
 Burlington,
 --------------------------------------------------------------------------
 Pollution Control Revenue    3.80%          2/12/98 - 2/23/98    $  20,265
 --------------------------------------------------------------------------
 KENTUCKY
 --------------------------------------------------------------------------
 Danville,
 Multi-City Lease Revenue     3.90%          2/6/98 - 3/10/98        15,890
 --------------------------------------------------------------------------
 Pendleton County,
 Multi-County Lease Revenue   3.80% - 3.85%  2/13/98 - 3/10/98       19,040
 --------------------------------------------------------------------------
 MARYLAND
 --------------------------------------------------------------------------
 Anne Arundel County,
 Port Facilities Revenue      3.80% - 3.90%  2/12/98 - 5/12/98       27,220
 --------------------------------------------------------------------------
 MISSISSIPPI
 --------------------------------------------------------------------------
 Claiborne County,
 Pollution Control Revenue    3.80%          2/13/98                  4,650
 --------------------------------------------------------------------------
 MISSOURI
 --------------------------------------------------------------------------
 Health and Educational
 Facilities Authority         3.80%          3/12/98                  3,600
 --------------------------------------------------------------------------
 Independence,
 Water Utility Revenue        3.75%          2/20/98                 10,050
 --------------------------------------------------------------------------
 NEBRASKA
 --------------------------------------------------------------------------
 Omaha, Public Power District 3.80%          2/12/98                  3,000
 --------------------------------------------------------------------------
 NEW JERSEY
 --------------------------------------------------------------------------
 Transportation Authority     3.80%          3/18/98                  4,900
 --------------------------------------------------------------------------
 NEW YORK
 --------------------------------------------------------------------------
 Nassau County,
 Revenue Anticipation Notes   3.85%          4/10/98                  8,006
 --------------------------------------------------------------------------
 New York City,
 Municipal Water Finance
 Authority                    3.80%          3/11/98 - 3/20/98       13,000

  --
  24

 NORTH CAROLINA               RATE            MATURITY             VALUE
 ---------------------------------------------------------------------------
 Municipal Power Agency        3.80%          2/19/98              $   6,000
 ---------------------------------------------------------------------------
 OKLAHOMA
 ---------------------------------------------------------------------------
 Oklahoma County, Industrial
 Authority                     4.20%          3/2/98                   7,800
 ---------------------------------------------------------------------------
 PENNSYLVANIA
 ---------------------------------------------------------------------------
 Allegheny County,
 Industrial Development
 Authority                     3.85%          2/10/98                  4,600
 ---------------------------------------------------------------------------
 Philadelphia,
 Gas Works Revenue             3.80%          2/20/98 - 2/24/98        9,800
 ---------------------------------------------------------------------------
 TEXAS
 ---------------------------------------------------------------------------
 Austin,
 Combined Utility Systems      3.80%          2/23/98 - 3/17/98       10,475
 ---------------------------------------------------------------------------
 Brazoria County, Brazos River
 Harbor Navigation District    3.90%          2/11/98                  6,100
 ---------------------------------------------------------------------------
 Dallas, Area Rapid Transit    3.80%          3/17/98 - 3/19/98       12,000
 ---------------------------------------------------------------------------
 Harris County, Health
 Facilities Development Corp.  3.90%          3/18/98 - 3/19/98       15,000
 ---------------------------------------------------------------------------
 Houston, Water and Sewer
 System                        3.80% - 3.85%  2/11/98 - 3/12/98       28,930
 ---------------------------------------------------------------------------
 Lower Colorado River
 Authority                     3.80% - 3.85%  2/24/98 - 3/24/98       10,600
 ---------------------------------------------------------------------------
 Municipal Power Agency        3.80% - 3.85%  2/20/98 - 2/26/98       26,225
 ---------------------------------------------------------------------------
 Port Development Corp.        4.30%          2/10/98                  4,000
 ---------------------------------------------------------------------------
 San Antonio,
 Electric and Gas Systems      3.80%          2/11/98 - 3/12/98       20,800

                                                                           --

(value in thousands) (unaudited)

 UTAH                          RATE            MATURITY            VALUE
 --------------------------------------------------------------------------
 Intermountain Power Agency   3.80%          2/12/98 - 2/20/98    $   9,300
 --------------------------------------------------------------------------
 VIRGINIA
 --------------------------------------------------------------------------
 Chesterfield County,
 Industrial Development
 Authority                    3.85% - 3.90%  2/13/98 - 5/12/98       17,350
 --------------------------------------------------------------------------
 Louisa County, Industrial
 Development Authority        3.90%          2/11/98                  3,400
 --------------------------------------------------------------------------
 WYOMING
 --------------------------------------------------------------------------
 Sweetwater, Pollution
 Control Revenue              3.85%          2/10/98                  3,000
 --------------------------------------------------------------------------
 TOTAL OTHER SECURITIES -- 59.2%
 (AVERAGE MATURITY: 32 DAYS)                                        476,061
 --------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.5%
 (AVERAGE MATURITY: 22 DAYS)                                        800,311
 --------------------------------------------------------------------------
 OTHER ASSETS, LESS LIABILITIES -- .5%                                4,236
 --------------------------------------------------------------------------
 NET ASSETS -- 100%                                               $ 804,547

  --
  26
notes to
portfolios of investments

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1998. The dates shown represent the demand date or the next interest rate change date. Securities in the Zurich Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1998, the value of illiquid securities in the Zurich Money Market Fund was $130,000,000, which represented 3.0% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           --
financial statements

 STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (in thousands) (unaudited)

 ASSETS                         MONEY MARKET   GOVERNMENT   TAX-FREE
 --------------------------------------------------------------------
 Investments, at amortized
 cost:
   Short-term securities          $3,486,407     338,024     800,311
 --------------------------------------------------------------------
   Repurchase agreements             885,000     338,000          --
 --------------------------------------------------------------------
 Cash                                  7,817          --          --
 --------------------------------------------------------------------
 Interest receivable                  17,899       5,393       5,381
 --------------------------------------------------------------------
 TOTAL ASSETS                      4,397,123     681,417     805,692
 LIABILITIES AND NET ASSETS
 Cash overdraft                           --         120           8
 --------------------------------------------------------------------
 Payable for:
   Dividends                           5,723         872         674
 --------------------------------------------------------------------
   Management fee                      1,027         156         159
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses             875         143         156
 --------------------------------------------------------------------
   Trustees' fees and other              489         125         148
 --------------------------------------------------------------------
 TOTAL LIABILITIES                     8,114       1,416       1,145
 --------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING               $4,389,009     680,001     804,547
 THE PRICING OF SHARES
 Shares outstanding                4,389,009     680,001     804,547
 --------------------------------------------------------------------
 Net asset value and redemption
 price per share                      $1.00         1.00        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  --
  28

 STATEMENT OF OPERATIONS
Six months ended January 31, 1998 (in thousands) (unaudited)

     NET INVESTMENT INCOME       MONEY MARKET   GOVERNMENT   TAX-FREE
 --------------------------------------------------------------------
 Interest income                   $131,109       19,392      15,259
 --------------------------------------------------------------------
 Expenses:
   Management fee                     6,060          911       1,066
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses          4,290          478         318
 --------------------------------------------------------------------
   Reports to shareholders              201           35          35
 --------------------------------------------------------------------
   Registration costs                    46           37          29
 --------------------------------------------------------------------
   Professional fees                     54            8          12
 --------------------------------------------------------------------
   Trustees' fees and other             174           10          10
 --------------------------------------------------------------------
      Total expenses                 10,825        1,479       1,470
 --------------------------------------------------------------------
 Net investment income             $120,284       17,913      13,789

                                                                           --

Six months ended January 31, 1998 (unaudited) and year ended July 31, 1997 (in thousands)
 STATEMENT OF CHANGES IN NET ASSETS

 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
 ----------------------------------------------------------------
 Net investment income
 ----------------------------------------------------------------
 Dividends to shareholders from net investment income
 ----------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold
 ----------------------------------------------------------------
        Shares issued in reinvestment of dividends
 ================================================================
        Shares redeemed
 ----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS AND
 TOTAL INCREASE (DECREASE) IN NET ASSETS

                            NET ASSETS
 Beginning of period
 ----------------------------------------------------------------
 END OF PERIOD

  --
  30

--------------------------------------------------------------------------
          MONEY MARKET             GOVERNMENT             TAX-FREE
--------------------------------------------------------------------------
       1998          1997        1998       1997       1998       1997
--------------------------------------------------------------------------
    $   120,284      223,327     17,913     36,194     13,789     25,635
--------------------------------------------------------------------------
       (120,284)    (223,327)   (17,913)   (36,194)   (13,789)   (25,635)
--------------------------------------------------------------------------
      3,613,243    6,067,490    323,557    704,736    394,603    861,149
--------------------------------------------------------------------------
        114,961      215,732     17,109     34,766     13,250     25,063
--------------------------------------------------------------------------
      3,728,204    6,283,222    340,666    739,502    407,853    886,212
--------------------------------------------------------------------------
     (3,701,130)  (6,147,062)  (331,804)  (740,404)  (374,621)  (843,915)
--------------------------------------------------------------------------

         27,074      136,160      8,862       (902)    33,232     42,297
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      4,361,935    4,225,775    671,139    672,041    771,315    729,018
--------------------------------------------------------------------------
    $ 4,389,009    4,361,935    680,001    671,139    804,547    771,315

                                                                           --
notes to
financial statements

 1. DESCRIPTION OF THE FUNDS
Zurich Money Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

 2. SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES. Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for Zurich Money Market Fund and Zurich Government Money
Fund and at 11:00 a.m. and 3:00 p.m. Chicago time for Zurich Tax-Free Money Fund. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all

  --
  32
interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended January 31, 1998.

 3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION. Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Funds' investment management agreement with ZKI, however, a new investment management agreement between the Funds and Scudder Kemper was approved by the Funds' Board of Trustees and by the Funds' shareholders. The new management agreement, which was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Funds. In addition, the names of the Funds' principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

MANAGEMENT AGREEMENT. The Funds have a management agreement with Scudder Kemper and pay a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the six months ended January 31, 1998, the Funds incurred management fees of $8,037,000.

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, KSvC is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $3,122,000 for the six months ended January 31, 1998.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the six months ended January 31, 1998, the Trust made no payments to its officers and incurred trustees' fees of $38,000 to independent trustees.

                                                                           --

FINANCIAL HIGHLIGHTS
 ZURICH MONEY MARKET FUND

 PER SHARE OPERATING PERFORMANCE
                        SIX MONTHS
                           ENDED
                        JANUARY 31,                         YEAR ENDED JULY 31,
                           1998                    ------------------------------------
                        (UNAUDITED)         1997        1996         1995         1994
 --------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $1.00          1.00         1.00         1.00         1.00
 --------------------------------------------------------------------------------------
 Net investment income
 and dividends declared        .03           .05          .05          .05          .03
 --------------------------------------------------------------------------------------
 Net asset value, end
 of period                   $1.00          1.00         1.00         1.00         1.00
 -------------------------------------------------------------------------
 TOTAL RETURN
 (NOT ANNUALIZED)             2.70%         5.27         5.34         5.34         3.20

 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                     .48%           .45          .50          .52          .52
 --------------------------------------------------------------------------------------
 Net investment income        5.31%         5.14         5.20         5.19         3.14
 SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)   $4,389,009    4,361,935    4,225,775    4,025,098    4,148,789

Note: Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

  --
  34

 ZURICH GOVERNMENT MONEY FUND

 PER SHARE OPERATING PERFORMANCE
                        SIX MONTHS
                           ENDED
                        JANUARY 31,                    YEAR ENDED JULY 31,
                           1998                  ------------------------------
                        (UNAUDITED)     1997       1996       1995       1994
 ------------------------------------------------------------------------------
 Net asset value,
 beginning of period        $1.00         1.00       1.00       1.00       1.00
 ------------------------------------------------------------------------------
 Net investment income
 and dividends
 declared                     .03          .05        .05        .05        .03
 ------------------------------------------------------------------------------
 Net asset value, end
 of period                  $1.00         1.00       1.00       1.00       1.00
 ------------------------------------------------------------------------------
 TOTAL RETURN
 (NOT ANNUALIZED)            2.67%        5.26       5.34       5.36       3.20

 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                    .43%          .44        .46        .46        .47
 ------------------------------------------------------------------------------
 Net investment income        5.26%       5.13       5.20       5.21       3.15
 SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)   $680,001      671,139    672,041    603,601    707,368

                                                                           --
financial highlights, continued

 ZURICH TAX-FREE MONEY FUND

 PER SHARE OPERATING PERFORMANCE
                        SIX MONTHS
                           ENDED
                        JANUARY 31,                   YEAR ENDED JULY 31,
                           1998                  ------------------------------
                        (UNAUDITED)     1997       1996       1995       1994
 ------------------------------------------------------------------------------
 Net asset value,
 beginning of period        $1.00         1.00       1.00       1.00       1.00
 ------------------------------------------------------------------------------
 Net investment income
 and dividends
 declared                     .02          .03        .03        .03        .02
 ------------------------------------------------------------------------------
 Net asset value, end
 of period                  $1.00         1.00       1.00       1.00       1.00
 -------------------------------------------------------------------
 TOTAL RETURN
 (NOT ANNUALIZED)            1.75%        3.39       3.44       3.53       2.33

 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                    .37%          .37        .39        .40        .41
 ------------------------------------------------------------------------------
 Net investment income        3.46%       3.33       3.38       3.46       2.30
 SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)   $804,547      771,315    729,018    760,143    792,131

  --
  36
                            trustees and officers



Trustees                                Officers
--------------------------------------------------------------------------------
DANIEL PIERCE                   MARK S. CASADY          LINDA J. WONDRACK
Chairman and Trustee            President               Vice President
DAVID W. BELIN                  PHILIP J. COLLORA       JOHN R. HEBBLE
Trustee                         Vice President          Assistant Treasurer
LEWIS A. BURNHAM                Secretary and Treasurer MAUREEN E. KANE
Trustee                         JERARD K. HARTMAN       Assistant Secretary
DONALD L. DUNAWAY               Vice President          CAROLINE PEARSON
Trustee                         THOMAS W. LITTANER      Assistant Secretary
ROBERT B. HOFFMAN               Vice President          ELIZABETH C. WERTH
Trustee                         ANN M. MCCREARY         Assistant Secretary
DONALD R. JONES                 Vice President
Trustee                         ROBERT C. PECK, JR.
SHIRLEY D. PETERSON             Vice President
Trustee                         KATHYRN L. QUIRK
WILLIAM P. SOMMERS              Vice President
Trustee                         FRANK J. RACHWALSKI, JR.
EDMOND D. VILLANI               Vice President
Trustee
--------------------------------------------------------------------------------



LEGAL COUNSEL                   VEDDER, PRICE, KAUFMAN & KAMMHOTZ
                                222 North LaSalle Street
                                Chicago, IL 60601

SHAREHOLDER SERVICE             KEMPER SERVICE COMPANY
AGENT                           P.O. Box 419066
                                Kansas City, MO  64141-6066

CUSTODIAN AND                   INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                  801 Pennsylvania
                                Kansas City, MO 64105





This report must be preceded or
accompanied by a Zurich Money Funds prospectus.

[RECYCLED LOGO]
Printed in the U.S.A. on recycled paper.

ZMF-3 (3/98)                         1045040                [ZURICH LOGO]